Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	91 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000186839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AAL
Without Sales Load [Member] | C000186839
Average Annual Return [Line Items]
Average Annual Return, Percent	24.16%	7.55%	7.31%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	38.02%	15.27%	14.35%